STOCKHOLDERS' DEFICIENCY: Stock Based Compensation (Details)	12 Months Ended
Dec. 31, 2018
Transaction 4
Sale of Stock, Description of Transaction	Company issued warrants to purchase 1,000,000 shares of common stock